NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Cash flow activities, operating	$ 3,131	$ 2,772	$ 2,530
Cash flow activities, investing	(3,365)	(1,173)	(4,609)
Cash from financing activities	56	(995)	2,126
Revenues	14,427	11,537	8,885
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Cash flow activities, operating	2,999	2,685	2,396
Cash flow activities, investing	(3,335)	(1,149)	(4,537)
Cash from financing activities	157	(927)	2,200
Revenues	14,131	11,233	8,631
Australian export terminal
Disclosure of subsidiaries [line items]
Cash flow activities, operating			68
Cash flow activities, investing			(27)
Cash from financing activities			(57)
Revenues			297
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating			2
Cash flow activities, investing			0
Cash from financing activities			(2)
Revenues			6
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	783	768	634
Cash flow activities, investing	(80)	(32)	(34)
Cash from financing activities	(824)	(473)	(588)
Revenues	1,314	1,074	942
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues			793
Brazilian transmission operation
Disclosure of subsidiaries [line items]
Revenues			40
North American rail operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	515	511	616
Cash flow activities, investing	(250)	(98)	(24)
Cash from financing activities	(210)	(424)	(606)
Revenues	2,253	2,157	1,974
U.K. port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	31	66	42
Cash flow activities, investing	(61)	(53)	(25)
Cash from financing activities	42	(24)	(11)
Revenues			235
Australian port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	26	11	28
Cash flow activities, investing	(44)	(21)	(32)
Cash from financing activities	(3)	(18)	26
Revenues		412	381
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	46	49
Cash flow activities, investing	0	(172)	(1)
Cash from financing activities	0	85	(34)
Revenues		138	116
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	42	30	18
Cash flow activities, investing	(19)	(27)	(22)
Cash from financing activities	0	0	0
Revenues	111	96	81
Indian toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	51	(2)	11
Cash flow activities, investing	(15)	3	(18)
Cash from financing activities	(26)	5	19
Revenues	143	117	111
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	61	196	68
Cash flow activities, investing	(37)	(35)	12
Cash from financing activities	(26)	(179)	(53)
Revenues	246	371	143
Canadian district energy operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	30	42
Cash flow activities, investing	0	(38)	(97)
Cash from financing activities	0	7	55
Revenues		72	127
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues			137
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	197	235	156
Cash flow activities, investing	(68)	(91)	(299)
Cash from financing activities	(153)	(135)	114
Revenues	561	551	501
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues			1,274
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues		342	268
North American data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(5)	38	77
Cash flow activities, investing	(300)	(25)	(16)
Cash from financing activities	318	(15)	(63)
Revenues	221	249	273
Australian data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	5	16	7
Cash flow activities, investing	(131)	(105)	(3)
Cash from financing activities	114	104	(3)
Revenues	22	23	24
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	61	16	27
Cash flow activities, investing	(170)	(15)	(20)
Cash from financing activities	120	2	(9)
Revenues			51
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	315	189	245
Cash flow activities, investing	(243)	(416)	(3,451)
Cash from financing activities	(28)	261	3,331
Revenues		1,257	360
Holding LP
Disclosure of subsidiaries [line items]
Revenues			9
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	13	51
Cash flow activities, investing	0	(34)	(50)
Cash from financing activities	0	25	0
Revenues		74
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(116)	(79)	(42)
Cash flow activities, investing	(352)	(107)	(5)
Cash from financing activities	480	189	45
Revenues	1,695	1,444
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	132	187	136
Cash flow activities, investing	5	(51)	(14)
Cash from financing activities	(123)	(120)	(117)
Revenues	337
UK residential infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(11)	0
Cash flow activities, investing	(5)	1
Cash from financing activities	16	0
Revenues	84	2
European residential infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(14)	(6)
Cash flow activities, investing	(30)	15
Cash from financing activities	55	0
Revenues	106	89
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	293	273	241
Cash flow activities, investing	(432)	344	(372)
Cash from financing activities	101	(582)	133
Revenues	572	569	488
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	154	91	89
Cash flow activities, investing	(32)	(38)	(35)
Cash from financing activities	(99)	(41)	(55)
Revenues	901	862
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	90	29	13
Cash flow activities, investing	(58)	70	0
Cash from financing activities	(120)	(24)	(14)
Revenues	224	90
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	568	198
Cash flow activities, investing	(713)	(246)
Cash from financing activities	144	108
Revenues	3,150	906
U.S. fiber business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(5)	0
Cash flow activities, investing	(9)	0
Cash from financing activities	17	0
Revenues	0
Holding LP and other
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(174)	(171)	(182)
Cash flow activities, investing	(291)	22	(4)
Cash from financing activities	362	322	$ 89
Revenues	$ 6	$ 5